Research and Development - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Research and Development [Abstract]
Research and development costs	$ 406,613	$ 365,703	$ 359,456
Costs incurred in connection with research and development contracts	$ 58,916	$ 43,658	$ 61,327